Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
REVENUES						$ 10,000	$ 92,903
OPERATING EXPENSES:
Stock based compensation	892,576	2,820	9,997,201	6,435	9,877	23,645	1,599,467
Research and development	313,353	173,455	563,587	343,774	944,330	702,792	15,542,286
Selling, general, and administrative expenses	804,587	580,402	2,602,556	846,465	2,611,184	979,285	15,030,573
Depreciation and amortization	11,256	8,134	18,761	16,376	36,231	123,206	1,423,226
Total operating expenses	2,021,772	764,811	13,182,105	1,213,050	3,591,745	1,805,283	31,996,085
Loss from operations	(2,021,772)	(764,811)	(13,182,105)	(1,213,050)	(3,591,745)	(1,795,283)	(31,903,182)
OTHER INCOME (EXPENSES):
Interest expense		(139,101)	(117,042)	(284,660)
Interest expense, net					(741,916)	(734,168)	(4,309,379)
Net loss on sale and disposal of assets	2,426		2,426		(9,230)	(1,254)	(37,878)
Research grant income							1,179,646
Gain on debt extinguishment							786,945
Federal and state tax credits							1,506,596
Dividend income							55,206
Other expenses, net	(2,808)	(3,317)	(11,516)	(3,811)	(18,274)	(12,685)	(175,611)
Interest income	1,084		2,238
Total other expenses	702	(142,418)	(123,894)	(288,471)	(769,420)	(748,107)	(994,475)
Loss before the provision for income taxes	(2,021,070)	(907,229)	(13,305,999)	(1,501,521)	(4,361,165)	(2,543,390)	(32,897,657)
PROVISION FOR INCOME TAXES, net
NET LOSS	$ (2,021,070)	$ (907,229)	$ (13,305,999)	$ (1,501,521)	$ (4,361,165)	$ (2,543,390)	$ (32,897,657)
NET LOSS PER SHARE
Basic	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.05)	$ (0.46)	$ (0.27)
Diluted	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.05)	$ (0.46)	$ (0.27)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	62,953,471	33,229,093	56,684,609	33,229,093	9,488,227	9,488,227
Diluted	62,953,471	33,229,093	56,684,609	33,229,093	9,488,227	9,488,227